UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Chad E. Fickett

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5344

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005

Item 1.	Reports to Stockholders.

Semi-Annual

THE APPLETON

GROUP FUNDS

THE APPLETON GROUP FUND

THE APPLETON GROUP PLUS FUND

August 31, 2005

Investment Advisor

The Appleton Group, LLC

100 West Lawrence Street

Appleton, WI 54911

Phone: 1-866-993-7767

www.appletongrouponline.com

Appleton Group Funds

Semi-Annual Report

From the Manager:

Dear Shareholders:

On behalf of The Appleton Group LLC, it is my pleasure to present the semi-annual report for The Appleton Group Funds, one of the first no-load mutual fund families in Northeast Wisconsin.

The Appleton Group Fund and The Appleton Group PLUS Fund represent a wealth management offering that strives to keep investor assets positioned properly during ever-changing market environments. We believe that the flexible yet disciplined approach we utilize to manage The Appleton Group Funds can potentially lead to positive returns over time with the potential for reduced risk and volatility. As such, we believe The Appleton Group Funds can be an important piece of a well diversified investment portfolio.

While our The Appleton Group Funds are new to the investment community, we have achieved several milestones. First, our funds continue to grow in size, having recently surpassed the $10 million asset mark. Second, we have secured our place on several nationally recognized mutual fund platforms, most notably Charles Schwab’s OneSource list. In addition, our fund family is now available through Ameritrade, Pershing, Wells Fargo, M&I Bank, Southwest Securities, PBA TruSource, Union Bank of California and Packerland Brokerage, to name a few. We anticipate the addition of many new relationships in the coming months that will further our efforts to offer our wealth management services to a national audience.

As we head toward the end of the calendar year, we remain committed to our goal of producing meaningfully positive returns over time while simultaneously managing investment risk. We stand ready to address our investors’ desire to participate in the U.S. equity, fixed income and real estate markets while offering full-time professional management. We embrace the responsibility that comes with managing wealth, and we look forward to serving our existing and future shareholders with distinction.

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

Please refer to the following page for important disclosure information.

Because the Funds are “fund of funds”, the cost of investing in each Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities.

Mutual Fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a prospectus. While the funds are no-load, management and distribution fees and other expenses still apply.

The Appleton Group Funds are distributed by Quasar Distributors, LLC. (10/05)

THE APPLETON GROUP FUNDS

Expense	Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/2/05–8/31/05).

Actual	Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within two months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

THE APPLETON GROUP FUNDS

of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	The Appleton Group Fund
	Beginning Account Value 5/2/05	Ending Account Value 8/31/05	Expenses Paid During Period 5/2/05–8/31/05*
Actual	$1,000.00	$1,042.00	$6.77
Hypothetical (5% return before expenses)	1,000.00	1,009.95	6.66
*	Expenses are equal to the Portfolio’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 121/365 to reflect the one-half year period.

	The Appleton Group PLUS Fund
	Beginning Account Value 5/2/05	Ending Account Value 8/31/05	Expenses Paid During Period 5/2/05–8/31/05*
Actual	$1,000.00	$1,039.00	$6.76
Hypothetical (5% return before expenses)	1,000.00	1,009.95	6.66
*	Expenses are equal to the Portfolio’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 121/365 to reflect the one-half year period.

THE APPLETON GROUP FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole.

	The Appleton Group Fund	S&P 500 Index	S&P 500 Index/ Merrill Lynch High Yield Master Index*
Three Months	3.37%	2.92%	3.11%

Cumulative Since Inception (5/2/05)	4.20%	5.71%	5.70%

*	The S&P 500 Index/Merrill Lynch High Yield Master Index represents a blend of the performance of the S&P 500 Index (80%) and the Merrill Lynch High Yield Master Index (20%).

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767. The Fund imposes a 1% redemption fee on shares held less than 2 months.

Continued

THE APPLETON GROUP FUND

Investment Highlights (Continued)

(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

THE APPLETON GROUP FUND	Portfolio of Investments

August 31, 2005

(Unaudited)

Ticker Symbol: AGPAX

	Shares	Market Value	% of Total
Exchange Traded Funds
DIAMONDS Trust, Series I	4,691	$491,945	19.5%
iShares Dow Jones U.S. Real Estate Index Fund	3,128	202,976	8.1%
iShares Russell 2000 Growth Index Fund	4,465	305,987	12.1%
iShares Russell 2000 Value Index Fund	4,564	303,871	12.0%
Nasdaq-100 Index Tracking Stock	12,563	489,831	19.4%
SPDR Trust Series 1	3,021	370,314	14.7%

Total Exchange Traded Funds (Cost $2,204,311)		2,164,924	85.8%

Cash Equivalents
AIM STIT-Treasury Portfolio	84,758	84,758	3.3%
Fidelity Institutional Government Portfolio	95,077	95,077	3.8%

Total Cash Equivalents (Cost $179,835)		179,835	7.1%

Total Investments (Cost $2,384,146)		2,344,759	92.9%
Other Assets, less Liabilities		180,113	7.1%

Net Assets		$2,524,872	100.0%

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole.

	The Appleton Group PLUS Fund	S&P 500 Index	S&P 500 Index/ Merrill Lynch High Yield Master Index*
Three Months	2.87%	2.92%	3.11%

Cumulative Since Inception (5/2/05)	3.90%	5.71%	5.70%

*	The S&P 500 Index/Merrill Lynch High Yield Master Index represents a blend of the performance of the S&P 500 Index (80%) and the Merrill Lynch High Yield Master Index (20%).

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767. The Fund imposes a 1% redemption fee on shares held less than 2 months.

Continued

THE APPLETON GROUP FUND

Investment Highlights (Continued)

(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

THE APPLETON GROUP PLUS FUND	Portfolio of Investments

August 31, 2005

(Unaudited)

Ticker Symbol: AGPLX

	Shares	Market Value	% of Total
Exchange Traded Funds
DIAMONDS Trust, Series I	1,476	$154,788	19.9%
iShares Dow Jones U.S. Real Estate Index Fund	982	63,722	8.2%
iShares Russell 2000 Growth Index Fund	1,406	96,353	12.4%
iShares Russell 2000 Value Index Fund	1,433	95,409	12.3%
Nasdaq-100 Index Tracking Stock	3,955	154,206	19.9%
SPDR Trust Series 1	950	116,451	15.0%

Total Exchange Traded Funds (Cost $689,028)		680,929	87.7%

Cash Equivalents
AIM STIT-Treasury Portfolio	18,246	18,246	2.4%
Fidelity Institutional Government Portfolio	30,256	30,256	3.9%

Total Cash Equivalents (Cost $48,502)		48,502	6.3%

Total Investments (Cost $737,530)		729,431	94.0%
Other Assets, less Liabilities		46,777	6.0%

Net Assets		$776,208	100.0%

See accompanying notes to the financial statements.

THE APPLETON GROUP FUNDS

Statements of Assets and Liabilities

August 31, 2005 (Unaudited)

	The Appleton Group Fund	The Appleton Group PLUS Fund
Assets
Investments in securities
At acquisition cost	$2,384,146	$737,530

At value	$2,344,759	$729,431

Income receivable	1,775	570
Receivable for investments sold	196,849	61,901
Receivable from Advisor	3,663	6,137
Other assets	14,372	14,372

Total Assets	2,561,418	812,411

Liabilities
Payable to affiliates	20,264	20,265
Payable for distribution fees	501	157
Accrued expenses and other liabilities	15,781	15,781

Total Liabilities	36,546	36,203

Net Assets	$2,524,872	$776,208

Net Assets Consist Of:
Paid-in capital	$2,582,108	$789,889
Accumulated net investment loss	(2,152)	(632)
Accumulated net realized loss	(15,697)	(4,950)
Net unrealized depreciation on investments	(39,387)	(8,099)

Net Assets	$2,524,872	$776,208

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	242,298	74,673

Net asset value, redemption price and offering price per share	$10.42	$10.39

See accompanying notes to the financial statements.

THE APPLETON GROUP FUNDS

Statements of Operations

For the Period Ended August 31, 2005 (1) (Unaudited)

	The Appleton Group Fund	The Appleton Group PLUS Fund
Investment Income
Dividend income	$1,895	$788
Interest income	505	290

	2,400	1,078
Expenses
Administration fees	10,043	10,043
Transfer agent fees and expenses	9,317	9,317
Fund accounting fees	8,470	8,470
Audit fees	8,349	8,349
Federal and state registration fees	7,305	7,305
Legal fees	6,050	6,050
Custody fees	2,299	2,299
Advisory fees	2,276	855
Reports to shareholders	1,155	1,155
Trustees’ fees and related expenses	935	935
Distribution fees	569	214
Other expenses	513	513

Total Expenses	57,281	55,505
Less waivers by Advisor	(52,729)	(53,795)

Net Expenses	4,552	1,710

Net Investment Loss	(2,152)	(632)

Realized and Unrealized Loss on Investments
Net realized loss from security transactions	(15,697)	(4,950)
Change in net unrealized appreciation/depreciation on investments	(39,387)	(8,099)

Net Realized and Unrealized Loss on Investments	(55,084)	(13,049)

Net Decrease In Net Assets From Operations	$(57,236)	$(13,681)

(1)	The Funds commenced operations on May 2, 2005.

See accompanying notes to the financial statements.

THE APPLETON GROUP FUND

Statement of Changes in Net Assets
Period Ended August 31, 2005 (1) (Unaudited)
From Operations
Net investment loss	$(2,152)
Net realized loss from security transactions	(15,697)
Change in net unrealized appreciation/depreciation on investments	(39,387)

Net decrease in net assets from operations	(57,236)

From Capital Share Transactions
Proceeds from shares sold	2,596,243
Payments for shares redeemed	(14,135)

Net increase in net assets from capital share transactions	2,582,108

Total increase in net assets	2,524,872

Net Assets:
Beginning of period	—

End of period	$2,524,872

Accumulated Net Investment Loss	$(2,152)

(1)	Fund commenced operations on May 2, 2005.

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Statement of Changes in Net Assets
Period Ended August 31, 2005 (1) (Unaudited)
From Operations
Net investment loss	$(632)
Net realized loss from security transactions	(4,950)
Change in net unrealized appreciation/depreciation on investments	(8,099)

Net decrease in net assets from operations	(13,681)

From Capital Share Transactions
Proceeds from shares sold	802,701
Payments for shares redeemed	(12,812)

Net increase in net assets from capital share transactions	789,889

Total increase in net assets	776,208

Net Assets:
Beginning of period	—

End of period	$776,208

Accumulated Net Investment Loss	$(632)

(1)	Fund commenced operations on May 2, 2005.

See accompanying notes to the financial statements.

THE APPLETON GROUP FUND

Financial Highlights

For the Period Ended August 31, 2005(1) (Unaudited) Per Share Data for a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.01	)(3)
Net realized and unrealized gain on investments	0.43

Total from Investment Operations	0.42

Net Asset Value, End of Period	$10.42

Total Return(4)	4.20%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$2,525
Ratio of expenses to average net assets(5)(6)(7)	2.00%
Ratio of net investment loss to average net assets(5)(6)(7)	(0.95)%
Portfolio turnover rate(4)	39.28%

(1)	Fund commenced operations on May 2, 2005.
(2)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying ETFs in which the Fund invests.
(3)	Per share net investment loss was calculated prior to tax adjustments.
(4)	Not annualized for periods less than a full year.
(5)	Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 25.16%, and the ratio of net investment loss to average net assets would have been (24.11)%, for the period ended August 31, 2005.
(6)	Annualized.
(7)	Does not include expenses of ETFs in which the Fund invests.

See accompanying notes to the financial statements.

THE APPLETON GROUP PLUS FUND

Financial Highlights

For the Period Ended August 31, 2005(1) (Unaudited) Per Share Data for a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.01	)(3)
Net realized and unrealized gain on investments	0.40

Total from Investment Operations	0.39

Net Asset Value, End of Period	$10.39

Total Return(4)	3.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$776
Ratio of expenses to average net assets(5)(6)(7)	2.00%
Ratio of net investment loss to average net assets(5)(6)(7)	(0.74)%
Portfolio turnover rate(4)	32.00%

(1)	Fund commenced operations on May 2, 2005.
(2)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying ETFs in which the Fund invests.
(3)	Per share net investment loss was calculated prior to tax adjustments.
(4)	Not annualized for periods less than a full year.
(5)	Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 64.93%, and the ratio of net investment loss to average net assets would have been (63.67)%, for the period ended August 31, 2005.
(6)	Annualized.
(7)	Does not include expenses of ETFs in which the Fund invests.

See accompanying notes to the financial statements.

THE APPLETON GROUP FUNDS

Notes to Financial Statements

August 31, 2005

(Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group Fund and The Appleton Group PLUS Fund (the “Funds”) each represent a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of each Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds became effective and commenced operations on May 2, 2005. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by The Appleton Group, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The assets of each Fund consist primarily, if not exclusively, of shares of exchange-traded funds (“ETFs”) and shares of other investment companies that are valued at their respective Net Asset Values (“NAVs”). The NAV of a Fund will fluctuate with the value of the securities held by the ETFs and other investment companies in which it principally invests. There may be situations when a Fund is unable to receive an NAV from a holding. In such case, these shares would be valued at their fair market value as determined by the Advisor. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds’ Board of Trustees would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Board of Trustees may adjust the Funds’ fair valuation procedures.

Continued

THE APPLETON GROUP FUNDS

Notes to Financial Statements, Continued

August 31, 2005

(Unaudited)

(b)	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than two months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation. No redemption fees were charged during the period for the Funds.

(f)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Continued

THE APPLETON GROUP FUNDS

Notes to Financial Statements, Continued

August 31, 2005

(Unaudited)

(3)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed 2.00% of each Fund’s average daily net assets. For the period ended August 31, 2005, expenses of $52,729 and $53,795 were waived by the Advisor in The Appleton Group Fund and The Appleton Group PLUS Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the period ended August 31, 2005, The Appleton Group Fund and The Appleton Group PLUS Fund accrued expenses of $569 and $214, respectively, pursuant to the 12b-1 Plan.

(5)	Capital Share Transactions

Transactions in shares of The Appleton Group Fund were as follows:

Period Ended August 31, 2005 (1)
Shares Sold	243,674
Shares Redeemed	(1,376)

Net Increase	242,298

Continued

THE APPLETON GROUP FUNDS

Notes to Financial Statements, Continued

August 31, 2005

(Unaudited)

Transactions in shares of The Appleton Group PLUS Fund were as follows:

Period Ended August 31, 2005 (1)
Shares Sold	75,923
Shares Redeemed	(1,250)

Net Increase	74,673

(1)	The Funds commenced operations on May 2, 2005.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2005, are summarized below:

	Purchases	Sales
The Appleton Group Fund	$2,416,858	$196,849
The Appleton Group PLUS Fund	755,879	61,901

There were no purchases or sales of U.S. government securities for the Funds.

THE APPLETON GROUP FUNDS

Initial Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees of the Company on February 9, 2005, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Agreement”) between the Appleton Group Fund and the Appleton Group PLUS Fund (the “Funds”) and the Advisor.

In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors noted below, including detailed comparative information relating to the proposed advisory fees and other expenses of the Funds. In addition, the Advisor provided information regarding its compliance policies and procedures, Code of Ethics, overall expenses and profitability, as well as estimates of its costs and profitability relating to managing the Funds.

DISCUSSION OF FACTORS CONSIDERED

In connection with the consideration of the approval of the Agreement, the Trustees requested and received information that would enable them to consider the factors enumerated below.

1.	NATURE, EXTENT, AND QUALITY OF SERVICES TO BE PROVIDED.

The Trustees considered the nature, extent, and quality of services to be provided by the Advisor, including portfolio management, supervision of Fund operations and compliance and regulatory matters. The Trustees concluded that the services to be provided were extensive in nature.

2.	INVESTMENT PERFORMANCE OF RELEVANT ACCOUNTS.

The Trustees reviewed performance information relating to accounts that the Advisor manages on a separate account basis, in a manner consistent with each Fund’s proposed investment objectives. The Trustees noted consistent performance results for the Advisor’s separate accounts.

3.	COSTS OF SERVICES AND PROFITS TO BE REALIZED BY THE ADVISOR.

The Trustees considered each Fund’s proposed management fee and total expense ratio relative to industry averages for each Fund’s benchmark category, as provided by Lipper, Inc. The Trustees noted that with respect to each Fund, the Advisor has agreed to cap the total expense ratio of each Fund at levels that were reasonable based on the industry averages and that each Fund’s proposed management fee fell within ranges that were within industry standards.

The Trustees considered the Advisor’s overall financial situation as well as its profitability, noting that while the expense caps were in place it appeared that the Advisor had the financial stability to reimburse the Funds if necessary during the start up period.

THE APPLETON GROUP FUNDS

4.	EXTENT OF ECONOMIES OF SCALE AS FUNDS GROW.

The Trustees noted that the Advisor’s cap on each Fund’s total expenses is a benefit to each Fund’s investors. The Advisor indicated that it would be willing to consider a breakpoint fee schedule if the assets in the Funds grew to levels that would make such an arrangement practicable.

5.	OTHER RELEVANT CONSIDERATIONS.

The Trustees considered the size, education and experience of the Advisor’s staff, the Advisor’s fundamental research capabilities and its commitment to compliance and concluded in each of these areas that the Advisor was structured in such a way to support the level of services being provided to the Funds.

The Trustees also considered the character and amount of other incidental benefits that could be received by the Advisor from its association with the Funds. The Trustees concluded that potential “fall-out” benefits that the Advisor may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all these factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders would receive favorable performance at reasonable fees and, therefore, approval of the Agreements was in the best interests of each Fund.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Appleton Group Funds have adopted proxy voting policies and procedures that delegate to The Appleton Group, LLC, the Funds’ investment advisor (the “Advisor”), the authority to vote proxies. A description of The Appleton Group Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record is available without charge, either upon request by calling the Funds toll free at 1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Form N-Q is available without charge, upon request by calling the Funds toll free at 1-866-993-7767. Form N-Q is also available by accessing the SEC’s website at http://www.sec.gov and form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

THE APPLETON GROUP FUNDS

Investment Advisor	The Appleton Group, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Suite 1400 Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))

are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	November 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	November 4, 2005